Leases - Summary of Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 19	$ 739
Operating cash flows from finance leases	35	53
Financing cash flows from finance leases	29	203
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	780	9,588
Finance leases	$ 886	$ 0